Adoption of IFRS 17 (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Detailed Information About Adoption of IFRS 17 [Abstract]
Schedule of Invested Assets Type Measurement Category And Its Transitional Differences Under IFRS 9
The following table presents invested assets by type and measurement category as at December 31, 2021, with transitional measurement differences and presentation differences and then invested assets by type and category as at January 1, 2022.

	December 31, 2021		Impact of IFRS 17 amendments		January 1, 2022
	IAS 39 Measurement category	Total carrying value	Measurement differences	Presentation differences	Total carrying value	Measurement category
Cash and short-term securities	AFS	$14,339	$–	$2,214	$16,553	FVOCI (1)
	FVTPL	2,214	–	(2,214)	–	FVTPL (2)
	Amortized cost	6,041	–	–	6,041	Amortized cost (3)
		22,594	–	–	22,594

Debt securities	AFS	33,097	–	184,365	217,462	FVOCI (1)
	FVTPL	189,722	–	(184,365)	5,357	FVTPL (2)
	Amortized cost	1,320	–	–	1,320	Amortized cost (3)
		224,139	–	–	224,139

Public equities	AFS	2,351	–	(2,351)	–
	FVTPL	25,716	–	2,351	28,067	FVTPL (2)
		28,067	–	–	28,067

Mortgages	AFS	–	1,897	29,901	31,798	FVOCI (1)
	FVTPL	–	37	1,166	1,203	FVTPL (2)
	Amortized cost	52,014	–	(31,067)	20,947	Amortized cost (3)
		52,014	1,934	–	53,948

Private placements	AFS	–	4,407	42,175	46,582	FVOCI (1)
	FVTPL	–	40	667	707	FVTPL (2)
	Amortized cost	42,842	–	(42,842)	–	Amortized cost (3)
		42,842	4,447	–	47,289

Policy loans	Amortized cost	6,397	–	(6,397)	–	N/A (4)

Loans to Bank clients	Amortized cost	2,506	–	–	2,506	Amortized cost (3)

Other invested assets	AFS	89	(4)	238	323	FVOCI (1)
	FVTPL	21,157	(10)	617	21,764	FVTPL (2)
	Amortized cost	855	–	(855)	–	Amortized cost (3)
		22,101	(14)	–	22,087
Total in-scope invested assets		400,660	6,367	(6,397)	400,630
Out-of-scope invested assets (5)	Other	26,438	1,035	–	27,473	Other (5)
Total Invested Assets		$427,098	$7,402	$(6,397)	$428,103

(1)
The reclassification of unrealized gains (losses), net of tax, of $11,868 from retained earnings to accumulated other comprehensive income (AOCI) related to FVOCI classification of debt investments classified as FVTPL under IAS 39.

(2)	The reclassification of unrealized gains (losses), net of tax, of $268 from AOCI to retained earnings related to FVTPL classification of debt securities classified as FVOCI under IAS 39.
(3)
The
re-measurement
 of debt securities from amortized cost to FVOCI or FVTPL resulted in an increase in carrying value of $6,367. The impact on AOCI and retained earnings, net of tax, was $5,041 and $952, respectively.

(4)	Policy loans were reclassified from invested assets to insurance contract liabilities under IFRS 17 with no re-measurement and no impact to equity.
(5)
Own use real estate properties which are underlying items for insurance contracts with direct participating features were remeasured to fair value as if they were investment properties, as permitted by IFRS 17. This re-measurement
 resulted in an increase of carrying value of $1,035. The impact to retained earnings, net of tax, was $915.

Schedule of Balance Sheet And Related Adjustments As of IFRS 17	The opening IFRS 17 balance sheet and related adjustments as at January 1, 2022 are presented below:

	IFRS 4 & IAS 39 December 31, 2021	Opening IFRS balance sheet adjustments				IFRS 17 & IAS 39 January 1, 2022
		Measurement differences
		Transition CSM		Contract measurement	Presentation differences
Assets
Total invested assets	$427,098	$–		$7,402	$(6,397)	$428,103
Total other assets	90,757	2,877		5,617	1,078	100,329
Segregated funds net assets	399,788	–		–	–	399,788
Total assets	$917,643	$2,877		$13,019	$(5,319)	$928,220
Liabilities and Equity
Insurance contract liabilities, excluding those for account of segregated fund holders	$392,275	$21,466	(1)	$10,014	$(18,134)	$405,621
Investment contract liabilities	3,116	–		–	6,948	10,064
Other liabilities	63,595	(2,823)		(784)	5,867	65,855
Insurance contract liabilities for account of segregated fund holders	–	–		–	130,836	130,836
Investment contract liabilities for account of segregated fund holders	–	–		–	268,952	268,952
Segregated funds net liabilities	399,788	–		–	(399,788)	–
Total liabilities	858,774	18,643		9,230	(5,319)	881,328
Equity
Shareholders and other equity holders’ retained earnings	23,492	(13,607)		(229)	–	9,656
Shareholders’ accumulated other comprehensive income (loss)
Insurance finance income (expenses)	–	–		(17,117)	–	(17,117)
Reinsurance finance income (expenses)	–	–		984	–	984
FVOCI investments	848	–		16,916	–	17,764
Other equity items	34,068	–		–	–	34,068
Total shareholders’ equity	58,408	(13,607)		554	–	45,355
Participating policyholders’ equity	(1,233)	(1,440	) (1)	2,774	–	101
Non-controlling interests	1,694	(719	) (1)	461	–	1,436
Total equity	58,869	(15,766)		3,789	–	46,892
Total liabilities and equity	$917,643	$2,877		$13,019	$(5,319)	$928,220
(1)
The
post-tax
CSM in the participating policyholders’ fund of $1.4 billion is expected to be recognized in shareholder net income over time. In addition, $0.7 billion of post-tax CSM is attributable to non-controlling interests.